UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2012

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.9%
Aerospace - 0.8%
Precision Castparts Corp.	45,795	$7,532,820

Airlines - 0.4%
United Continental Holdings, Inc. (a)	144,870	$3,524,687

Apparel Manufacturers - 2.2%
Guess?, Inc.	177,601	$5,393,742
Hanesbrands, Inc. (a)	257,108	7,129,605
PVH Corp.	64,508	5,018,077
VF Corp.	27,680	3,693,896

		$21,235,320
Automotive - 1.2%
Delphi Automotive PLC (a)	249,070	$6,351,285
Lear Corp.	147,810	5,576,871

		$11,928,156
Broadcasting - 1.4%
Interpublic Group of Cos., Inc.	797,537	$8,653,276
Scripps Networks Interactive, Inc., “A”	83,990	4,775,671

		$13,428,947
Brokerage & Asset Managers - 2.7%
Affiliated Managers Group, Inc. (a)	77,226	$8,452,386
Evercore Partners, Inc.	110,000	2,572,900
GFI Group, Inc.	1,046,442	3,725,334
NASDAQ OMX Group, Inc.	216,848	4,915,944
TD AMERITRADE Holding Corp.	346,913	5,897,521

		$25,564,085
Business Services - 2.4%
Brenntag AG	41,574	$4,599,247
CoreLogic, Inc. (a)	262,160	4,800,150
Dun & Bradstreet Corp.	98,987	7,044,905
Fiserv, Inc. (a)	85,130	6,148,089

		$22,592,391
Cable TV - 1.3%
Cablevision Systems Corp., “A”	288,790	$3,838,019
Dish Network Corp., “A”	150,679	4,301,885
Virgin Media, Inc.	196,240	4,786,294

		$12,926,198
Chemicals - 0.8%
Celanese Corp.	231,920	$8,029,070

Computer Software - 1.6%
Compuware Corp. (a)	283,637	$2,634,988
Fair Isaac Corp.	110,419	4,668,515
Parametric Technology Corp. (a)	121,050	2,537,208
Symantec Corp. (a)	351,715	5,138,556

		$14,979,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.3%
Xerox Corp.	1,578,070	$12,419,411

Construction - 4.5%
Lennox International, Inc.	112,066	$5,225,638
NVR, Inc. (a)	16,490	14,016,500
Owens Corning (a)	190,551	5,438,326
Sherwin-Williams Co.	49,518	6,553,707
Stanley Black & Decker, Inc.	179,069	11,524,881

		$42,759,052
Consumer Products - 1.2%
Energizer Holdings, Inc. (a)	88,864	$6,687,016
International Flavors & Fragrances, Inc.	82,445	4,517,986

		$11,205,002
Consumer Services - 0.3%
H&R Block, Inc.	197,073	$3,149,227

Containers - 3.3%
Ball Corp.	195,333	$8,018,420
Greif, Inc., “A”	170,220	6,979,020
Owens-Illinois, Inc. (a)	215,415	4,129,506
Sealed Air Corp.	318,770	4,921,809
Silgan Holdings, Inc.	166,790	7,120,265

		$31,169,020
Electrical Equipment - 1.3%
Amphenol Corp., “A”	91,380	$5,018,590
Tyco International Ltd.	146,600	7,747,810

		$12,766,400
Electronics - 2.2%
Atmel Corp. (a)	219,120	$1,468,104
Corning, Inc.	433,810	5,609,163
Microchip Technology, Inc.	291,576	9,645,334
Semtech Corp. (a)	67,119	1,632,334
Ultratech, Inc. (a)	98,550	3,104,325

		$21,459,260
Energy - Independent - 4.9%
Berry Petroleum Corp., “A”	131,382	$5,210,610
Cabot Oil & Gas Corp.	184,066	7,252,200
Celtic Exploration Ltd. (a)	126,870	1,715,941
CONSOL Energy, Inc.	133,076	4,024,218
EQT Corp.	140,240	7,521,071
Noble Energy, Inc.	82,089	6,962,789
QEP Resources, Inc.	244,344	7,322,990
SM Energy Co.	98,190	4,822,111
WPX Energy, Inc. (a)	105,290	1,703,592

		$46,535,522
Engineering - Construction - 0.6%
Fluor Corp.	114,036	$5,626,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.5%
Bunge Ltd.	174,260	$10,933,072
Coca-Cola Enterprises, Inc.	240,340	6,739,134
Ingredion, Inc.	124,970	6,188,514
J.M. Smucker Co.	158,619	11,978,907
McCormick & Co., Inc.	63,024	3,822,406
Mead Johnson Nutrition Co., “A”	42,999	3,461,849

		$43,123,882
Gaming & Lodging - 0.9%
Royal Caribbean Cruises Ltd.	212,727	$5,537,284
WMS Industries, Inc. (a)	149,131	2,975,163

		$8,512,447
General Merchandise - 1.2%
Dollar General Corp. (a)	103,406	$5,624,252
Kohl’s Corp.	118,710	5,400,118

		$11,024,370
Health Maintenance Organizations - 0.3%
Humana, Inc.	32,420	$2,510,605

Insurance - 7.6%
Allied World Assurance Co.	124,552	$9,898,147
Aon PLC	202,829	9,488,341
Everest Re Group Ltd.	91,346	9,453,398
Genworth Financial, Inc. (a)	381,653	2,160,156
Hanover Insurance Group, Inc.	112,876	4,416,838
Hartford Financial Services Group, Inc.	197,064	3,474,238
Protective Life Corp.	210,120	6,179,629
Prudential Financial, Inc.	111,859	5,417,331
Symetra Financial Corp.	440,453	5,558,517
Unum Group	261,854	5,009,267
Validus Holdings Ltd.	214,880	6,882,606
Willis Group Holdings PLC	131,386	4,794,275

		$72,732,743
Leisure & Toys - 1.6%
Activision Blizzard, Inc.	306,630	$3,676,494
Hasbro, Inc.	106,372	3,602,820
Mattel, Inc.	240,650	7,806,686

		$15,086,000
Machinery & Tools - 2.8%
Cummins, Inc.	67,233	$6,515,550
Eaton Corp.	119,740	4,745,296
Gardner Denver, Inc.	54,742	2,896,399
Joy Global, Inc.	69,950	3,968,263
Kennametal, Inc.	147,420	4,886,973
Polypore International, Inc. (a)	83,470	3,371,353

		$26,383,834
Major Banks - 3.1%
Comerica, Inc.	186,937	$5,740,835
Huntington Bancshares, Inc.	1,198,210	7,668,544
KeyCorp	642,603	4,973,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Regions Financial Corp.	1,002,170	$6,764,647
State Street Corp.	109,650	4,894,776

		$30,042,549
Medical & Health Technology & Services - 2.7%
AmerisourceBergen Corp.	152,778	$6,011,814
Cross Country Healthcare, Inc. (a)	174,011	760,428
Health Management Associates, Inc., “A” (a)	692,514	5,436,235
Lincare Holdings, Inc.	96,106	3,269,526
McKesson Corp.	57,110	5,354,063
Quest Diagnostics, Inc.	45,873	2,747,793
Universal Health Services, Inc.	54,880	2,368,621

		$25,948,480
Medical Equipment - 4.2%
Analogic Corp.	43,690	$2,708,780
CareFusion Corp. (a)	130,960	3,363,053
Cooper Cos., Inc.	56,050	4,470,548
Covidien PLC	100,490	5,376,215
DENTSPLY International, Inc.	206,454	7,806,026
Pall Corp.	34,413	1,886,177
PerkinElmer, Inc.	296,075	7,638,735
Teleflex, Inc.	108,963	6,636,936

		$39,886,470
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	75,894	$3,740,815

Natural Gas - Distribution - 2.3%
AGL Resources, Inc.	170,724	$6,615,555
NorthWestern Corp.	128,078	4,700,463
Spectra Energy Corp.	241,629	7,021,739
Vectren Corp.	131,530	3,882,766

		$22,220,523
Oil Services - 1.8%
Cameron International Corp. (a)	63,964	$2,731,902
Dresser-Rand Group, Inc. (a)	157,698	7,023,869
Ensco PLC, “A”	164,510	7,727,035

		$17,482,806
Other Banks & Diversified Financials - 6.5%
Brookline Bancorp, Inc.	524,272	$4,639,807
CapitalSource, Inc.	730,510	4,909,027
CIT Group, Inc. (a)	208,060	7,415,258
Discover Financial Services	235,010	8,126,646
Fifth Third Bancorp	752,370	10,081,758
First Niagara Financial Group, Inc.	505,660	3,868,299
People’s United Financial, Inc.	619,473	7,192,082
SunTrust Banks, Inc.	317,770	7,699,567
Wintrust Financial Corp.	134,424	4,772,052
Zions Bancorporation	189,710	3,684,168

		$62,388,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.5%
Waste Connections, Inc.	151,077	$4,520,224

Railroad & Shipping - 0.6%
Kansas City Southern Co.	87,098	$6,058,537

Real Estate - 3.8%
Annaly Mortgage Management, Inc., REIT	365,510	$6,133,258
Big Yellow Group PLC, REIT	722,021	3,294,397
BioMed Realty Trust, Inc., REIT	418,120	7,810,482
DDR Corp., REIT	334,940	4,903,522
Entertainment Properties Trust, REIT	170,420	7,005,966
Mack-Cali Realty Corp., REIT	254,400	7,395,408

		$36,543,033
Specialty Chemicals - 3.9%
Air Products & Chemicals, Inc.	45,532	$3,675,798
Airgas, Inc.	57,149	4,801,087
Albemarle Corp.	70,630	4,212,373
FMC Corp.	182,350	9,752,078
LyondellBasell Industries N.V., “A”	142,760	5,748,945
Rockwood Holdings, Inc.	110,764	4,912,383
Symrise AG	149,231	4,530,553

		$37,633,217
Specialty Stores - 3.8%
American Eagle Outfitters, Inc.	361,471	$7,131,823
Children’s Place Retail Store, Inc. (a)	143,920	7,171,534
Gap, Inc.	176,180	4,820,285
Sally Beauty Holdings, Inc. (a)	181,050	4,660,227
Staples, Inc.	316,280	4,127,454
Tiffany & Co.	74,040	3,920,418
Urban Outfitters, Inc. (a)	181,038	4,994,838

		$36,826,579
Telecommunications - Wireless - 0.5%
SBA Communications Corp. (a)	90,777	$5,178,828

Telephone Services - 0.2%
Frontier Communications Corp. (l)	422,071	$1,616,532

Tobacco - 1.2%
Lorillard, Inc.	48,760	$6,433,882
Schweitzer-Mauduit International, Inc.	68,990	4,700,979

		$11,134,861
Utilities - Electric Power - 8.1%
AES Corp. (a)	495,471	$6,356,893
American Water Works Co., Inc.	79,752	2,733,899
Calpine Corp. (a)	216,920	3,581,349
CenterPoint Energy, Inc.	248,924	5,145,259
CMS Energy Corp.	566,299	13,308,027
DTE Energy Co.	137,360	8,149,569
Energias de Portugal S.A.	1,035,283	2,445,751
GenOn Energy, Inc. (a)	975,228	1,667,640
Great Plains Energy, Inc.	387,220	8,290,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Northeast Utilities	342,096	$13,276,746
OGE Energy Corp.	73,390	3,800,868
Portland General Electric Co.	173,590	4,627,909
Wisconsin Energy Corp.	104,584	4,138,389

		$77,522,679
Total Common Stocks		$926,949,049

Convertible Preferred Stocks - 1.0%
Automotive - 0.4%
General Motors Co., 4.75%	114,910	$3,815,012

Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	105,100	$5,559,790
Total Convertible Preferred Stocks		$9,374,802

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	10,235,914	$10,235,914

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	1,232,144	$1,232,144
Total Investments		$947,791,909

Other Assets, Less Liabilities - 0.9%		8,324,632
Net Assets - 100.0%		$956,116,541

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$912,010,927	$—	$—	$912,010,927
United Kingdom	7,727,035	3,294,397	—	11,021,432
Germany	4,530,553	4,599,247	—	9,129,800
Portugal	—	2,445,751	—	2,445,751
Canada	1,715,941	—	—	1,715,941
Mutual Funds	11,468,058	—	—	11,468,058
Total Investments	$937,452,514	$10,339,395	$—	$947,791,909

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,530,553 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$843,399,325
Gross unrealized appreciation	$144,369,290
Gross unrealized depreciation	(39,976,706)
Net unrealized appreciation (depreciation)	$104,392,584

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,380,959	165,520,497	(187,665,542)	10,235,914

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,289	$10,235,914

QUARTERLY REPORT

June 30, 2012

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.7%
Lockheed Martin Corp.	14,522	$1,264,570
Northrop Grumman Corp.	18,749	1,195,999
United Technologies Corp.	18,520	1,398,816

		$3,859,385
Automotive - 1.7%
Delphi Automotive PLC (a)	30,510	$778,005
Johnson Controls, Inc.	34,920	967,633

		$1,745,638
Biotechnology - 2.0%
Amgen, Inc.	24,770	$1,809,201
Gilead Sciences, Inc. (a)	6,440	330,243

		$2,139,444
Broadcasting - 1.0%
Viacom, Inc., “B”	22,070	$1,037,731

Business Services - 1.1%
Accenture PLC, “A”	19,550	$1,174,760

Cable TV - 2.7%
Comcast Corp., “A”	44,830	$1,433,215
Time Warner Cable, Inc.	17,670	1,450,707

		$2,883,922
Chemicals - 1.2%
CF Industries Holdings, Inc.	6,330	$1,226,374

Computer Software - 5.2%
Microsoft Corp.	98,682	$3,018,682
Oracle Corp.	41,404	1,229,699
SolarWinds, Inc. (a)	27,830	1,212,275

		$5,460,656
Computer Software - Systems - 7.4%
Apple, Inc. (a)	10,388	$6,066,592
Hewlett-Packard Co.	39,270	789,720
International Business Machines Corp.	4,661	911,598

		$7,767,910
Consumer Products - 2.9%
Nu Skin Enterprises, Inc., “A”	23,840	$1,118,096
Procter & Gamble Co.	31,461	1,926,986

		$3,045,082
Consumer Services - 0.8%
Priceline.com, Inc. (a)	1,300	$863,876

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.0%
General Electric Co.	49,824	$1,038,332
Tyco International Ltd.	19,980	1,055,943

		$2,094,275
Electronics - 1.7%
Intel Corp.	36,687	$977,709
KLA-Tencor Corp.	17,060	840,205

		$1,817,914
Energy - Independent - 1.5%
Energy XXI (Bermuda) Ltd.	22,668	$709,282
HollyFrontier Corp.	25,090	888,939

		$1,598,221
Energy - Integrated - 7.3%
Chevron Corp.	27,519	$2,903,255
Exxon Mobil Corp.	56,189	4,808,093

		$7,711,348
Food & Beverages - 4.3%
Bunge Ltd.	17,070	$1,070,972
Coca-Cola Co.	4,430	346,382
Coca-Cola Enterprises, Inc.	40,790	1,143,752
General Mills, Inc.	31,370	1,209,000
PepsiCo, Inc.	10,335	730,271

		$4,500,377
Food & Drug Stores - 2.8%
CVS Caremark Corp.	37,770	$1,764,992
Kroger Co.	49,370	1,144,890

		$2,909,882
General Merchandise - 1.0%
Macy’s, Inc.	31,420	$1,079,277

Insurance - 4.7%
ACE Ltd.	5,830	$432,178
American International Group, Inc. (a)	29,760	954,998
Berkshire Hathaway, Inc., “B” (a)	1,550	129,162
Everest Re Group Ltd.	6,370	659,231
Hartford Financial Services Group, Inc.	65,120	1,148,066
Prudential Financial, Inc.	21,250	1,029,138
Travelers Cos., Inc.	8,865	565,942

		$4,918,715
Internet - 2.2%
Google, Inc., “A” (a)	4,018	$2,330,721

Machinery & Tools - 2.1%
Cummins, Inc.	12,810	$1,241,417
Kennametal, Inc.	9,990	331,169
United Rentals, Inc. (a)	19,810	674,332

		$2,246,918

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 4.8%
Goldman Sachs Group, Inc.	7,980	$764,963
JPMorgan Chase & Co.	59,323	2,119,611
KeyCorp	59,720	462,233
PNC Financial Services Group, Inc.	18,030	1,101,813
Wells Fargo & Co.	18,850	630,344

		$5,078,964
Medical & Health Technology & Services - 2.5%
HCA Holdings, Inc.	39,130	$1,190,726
McKesson Corp.	15,230	1,427,813

		$2,618,539
Medical Equipment - 1.5%
Medtronic, Inc.	19,510	$755,622
Thermo Fisher Scientific, Inc.	15,970	829,003

		$1,584,625
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	23,230	$1,145,007

Natural Gas - Pipeline - 0.8%
Williams Cos., Inc.	28,030	$807,825

Network & Telecom - 0.6%
F5 Networks, Inc. (a)	6,540	$651,122

Oil Services - 1.1%
Halliburton Co.	23,360	$663,190
Oil States International, Inc. (a)	6,780	448,836

		$1,112,026
Other Banks & Diversified Financials - 3.3%
Capital One Financial Corp.	12,590	$688,169
Citigroup, Inc.	25,104	688,101
Discover Financial Services	47,420	1,639,784
Visa, Inc., “A”	4,050	500,702

		$3,516,756
Pharmaceuticals - 6.2%
Abbott Laboratories	32,570	$2,099,788
Johnson & Johnson	24,775	1,673,799
Merck & Co., Inc.	13,290	554,858
Pfizer, Inc.	95,550	2,197,650

		$6,526,095
Railroad & Shipping - 0.5%
CSX Corp.	20,750	$463,970
Union Pacific Corp.	610	72,779

		$536,749
Real Estate - 0.3%
Public Storage, Inc., REIT	2,460	$355,249

Restaurants - 1.0%
McDonald’s Corp.	11,890	$1,052,622

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.2%
Airgas, Inc.	14,890	$1,250,909

Specialty Stores - 2.8%
American Eagle Outfitters, Inc.	12,730	$251,163
Gap, Inc.	42,890	1,173,470
O’Reilly Automotive, Inc. (a)	4,590	384,504
PetSmart, Inc.	16,580	1,130,424

		$2,939,561
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	19,830	$1,386,315

Telephone Services - 2.6%
AT&T, Inc.	23,574	$840,649
CenturyLink, Inc.	23,964	946,338
Verizon Communications, Inc.	22,550	1,002,122

		$2,789,109
Tobacco - 2.6%
Lorillard, Inc.	9,260	$1,221,857
Philip Morris International, Inc.	17,080	1,490,401

		$2,712,258
Trucking - 1.2%
United Parcel Service, Inc., “B”	16,600	$1,307,416

Utilities - Electric Power - 3.8%
AES Corp. (a)	89,460	$1,147,772
American Electric Power Co., Inc.	30,510	1,217,349
CMS Energy Corp.	18,810	442,035
FirstEnergy Corp.	25,330	1,245,983

		$4,053,139
Total Common Stocks		$103,836,712

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,389,740	$2,389,740
Total Investments		$106,226,452

Other Assets, Less Liabilities - (0.8)%		(877,456)
Net Assets - 100.0%		$105,348,996

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$103,836,712	$—	$—	$103,836,712
Mutual Funds	2,389,740	—	—	2,389,740
Total Investments	$106,226,452	$—	$—	$106,226,452

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$101,040,531
Gross unrealized appreciation	$8,770,058
Gross unrealized depreciation	(3,584,137)
Net unrealized appreciation (depreciation)	$5,185,921

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	290,402	33,798,215	(31,698,877)	2,389,740

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$932	$2,389,740

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2012

*	Print name and title of each signing officer under his or her signature.